Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 28, 2016
Property, Plant and Equipment [Line Items]
Assets recognised during acquisition				$ 2,000,000
Depreciation charge	$ 635,000,000	$ 676,000,000	$ 750,000,000
Capital investment funding	15,000,000	7,000,000
Reduction in depreciation charges due to public funding	6,000,000	4,000,000	4,000,000
Cash proceeds from sale of property, plant and equipment	4,000,000	62,000,000	9,000,000
Long lived assets held for sale impairment charge	3,000,000
Impairment of long-lived assets		0	0
Building and Machinery [Member] | NFC and RFID Reader Business [Member]
Property, Plant and Equipment [Line Items]
Assets recognised during acquisition	2,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Net cost of assets under capital leases	$ 1,000,000	$ 1,000,000
Capital investment funding			$ 1,000,000